Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged) (Parenthetical) (Details) - CAD ($)
$ in Billions
	Oct. 31, 2024	Oct. 31, 2023
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, And Collateral [Abstract]
Assets pledged and that the counterparty can subsequently repledge	$ 63.7	$ 52.3